Non-current derivative financial liabilities - Change in stream obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	$ 553.6	$ 661.4
Settlements during the period	(29.8)	(36.4)
Fair value adjustments related to changes in the Company’s own credit risk	111.3	(68.4)
Other fair value adjustments	108.2	(3.0)
Balance, end of period	743.3	553.6
Less: current portion(	(75.7)	(28.1)
Non-current portion of derivative financial liabilities	667.6	525.5
Rainy River
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	174.7	194.0
Settlements during the period	(29.8)	(24.0)
Fair value adjustments related to changes in the Company’s own credit risk	25.2	(20.3)
Other fair value adjustments	29.8	25.0
Balance, end of period	199.9	174.7
Less: current portion(	(33.1)	(28.1)
Non-current portion of derivative financial liabilities	166.8	146.6
New Afton
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	378.9	467.4
Settlements during the period	0.0	(12.4)
Fair value adjustments related to changes in the Company’s own credit risk	86.1	(48.1)
Other fair value adjustments	78.4	(28.0)
Balance, end of period	543.4	378.9
Less: current portion(	(42.7)	0.0
Non-current portion of derivative financial liabilities	$ 500.7	$ 378.9